Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Geographic Information for Property and Equipment, Net of Accumulated Depreciation
Geographic information for property and equipment, net of accumulated depreciation at December 31, 2017 and 2016 is as follows:

	December 31,
(Dollars in thousands)	2017	2016
United States	$751	$920
China	4,718	9,299
Total property and equipment, net	$5,469	$10,219

Major Customers and Concentration of Credit Risk
Estimated revenue from significant customers as a percentage of the Company’s consolidated gross revenue was as follows:

	Year Ended December 31,
	2017	2016
McKesson Corporation	38.3%	35.7%
AmerisourceBergen Corporation	28.0%	31.0%
Cardinal Health	24.6%	24.3%
The Company’s three largest customers accounted for receivables in excess of ten percent of gross accounts receivable at December 31, 2017 and 2016:

	December 31,
	2017	2016
Amerisource Bergen Corporation	32.3%	47.0%
McKesson Corporation	35.4%	25.4%
Cardinal Health	22.6%	17.0%